Asset Reinstatement Obligations (Tables)	12 Months Ended
Dec. 31, 2018
Asset reinstatement obligations [abstract]
Schedule of asset reinstatement obligations

	31/12/2016	31/12/2017	31/12/2018
	US$’000	US$’000	US$’000
At 1 January	532	206	262
Additions	6	202	—
Unwinding of discount	12	5	4
Reversal of provision of reinstatement	(220)	(103)	(34)
Utilized	(131)	(55)	(18)
Translation difference	7	7	(4)
At 31 December	206	262	210

Current	188	96	43
Non-current	18	166	167
	206	262	210